UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7193

                      (Investment Company Act File Number)


                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  7/31/07


               Date of Reporting Period:  Quarter ended 10/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
PORTFOLIO OF INVESTMENTS
October 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   ADJUSTABLE RATE MORTGAGES--30.4%
                   FEDERAL HOME LOAN MORTGAGE CORP. ARM--15.2%
  $  1,442,910     5.323%, 7/1/2033                                                                                    $   1,449,762
     3,923,637     5.410%, 3/1/2033                                                                                        3,910,677
    10,826,048     5.556%, 8/1/2036                                                                                       10,864,957
    10,588,205     5.649%, 2/1/2036                                                                                       10,630,759
     1,506,356     5.750%, 5/1/2033                                                                                        1,515,608
     2,539,956     6.486%, 7/1/2030                                                                                        2,571,122
     2,287,495     6.806%, 1/1/2027                                                                                        2,324,641
     3,094,177     6.915%, 9/1/2025                                                                                        3,147,436
                       TOTAL                                                                                              36,414,962
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM--15.2%
     2,412,961     5.350%, 5/1/2036                                                                                        2,420,222
    14,891,371     5.436%, 6/1/2036                                                                                       14,945,501
     3,717,067     5.913%, 4/1/2033                                                                                        3,764,743
     5,557,664     6.064%, 5/1/2040 - 8/1/2040                                                                             5,601,489
     1,685,368     6.527%, 9/1/2027                                                                                        1,704,711
     6,095,491     6.608%, 4/1/2024                                                                                        6,213,838
       578,514     6.747%, 6/1/2028                                                                                          587,409
       710,477     6.794%, 7/1/2033                                                                                          723,743
       348,549     7.017%, 8/1/2032                                                                                          354,180
       221,185     7.050%, 8/1/2031                                                                                          225,450
                       TOTAL                                                                                              36,541,286
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                    72,956,248
                       (IDENTIFIED COST $73,110,727)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--17.0%
                   FEDERAL HOME LOAN MORTGAGE CORP.  REMIC--9.3%
     1,761,612     Series 2539 FK, 5.670%, 10/15/2016                                                                      1,768,957
     7,864,339     Series 2571 FB, 5.670%, 2/15/2018                                                                       7,910,862
     1,341,251     Series 2534 MF, 5.720%, 9/15/2030                                                                       1,342,574
       412,502     Series 2395 FT, 5.770%, 12/15/2031                                                                        414,985
     2,052,397     Series 2359 FA, 5.820%, 2/15/2029                                                                       2,063,543
     2,806,137     Series 2554 FW, 5.820%, 11/15/2029                                                                      2,814,365
       533,676     Series 2444 FT, 5.850%, 9/15/2029                                                                         536,152
       157,699     Series 2452 FG, 5.870%, 3/15/2032                                                                         159,400
       130,285     Series 2191 MF, 5.920%, 12/17/2027                                                                        130,421
     1,890,813     Series 2396 FL, 5.920%, 12/15/2031                                                                      1,914,859
     1,243,955     Series 2389 CD, 6.000%, 3/15/2016                                                                       1,252,693
       393,251     Series 1640 FA, 6.175%, 12/15/2008                                                                        394,959
       744,180     Series 1146 E, 6.425%, 9/15/2021                                                                          744,307
       927,338     Series 1611 JA, 6.625%, 8/15/2023                                                                         932,573
                       TOTAL                                                                                              22,380,650
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--7.1%
     1,790,863     Series 2003-3 PB, 5.000%, 7/25/2012                                                                     1,785,554
     3,950,235     Series 2003-15 FW, 5.670%, 12/25/2016                                                                   3,966,852
     1,476,952     Series 1998-22 FA, 5.720%, 4/18/2028                                                                    1,484,329
     1,117,174     Series 2002-58 LF, 5.720%, 1/25/2029                                                                    1,119,098
       381,145     Series 2002-50 FH, 5.720%, 12/25/2029                                                                     381,512
     4,239,523     Series 2002-82 FK, 5.770%, 10/25/2031                                                                   4,261,731
     1,957,770     Series 2002-74 FV, 5.770%, 11/25/2032                                                                   1,969,231
       542,400     Series 2001-34 FL, 5.820%, 8/25/2031                                                                      547,864
       718,585     Series 2001-68 FD, 5.820%, 12/25/2031                                                                     726,623
       146,018     Series 2002-39 FB, 5.870%, 3/18/2032                                                                      147,630
       322,777     Series 1993-220 FA, 5.944%, 11/25/2013                                                                    326,106
       193,058     Series 1994-12 C, 6.250%, 1/25/2009                                                                       191,937
                       TOTAL                                                                                              16,908,467
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION REMIC--0.6%
     1,062,863     Series 2001-21 FB, 5.720%, 1/16/2027                                                                    1,068,036
       421,658     Series 1999-43 FA, 5.770%, 11/16/2029                                                                     422,884
                       TOTAL                                                                                               1,490,920
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          40,780,037
                       (IDENTIFIED COST $40,705,381)
                   GOVERNMENT AGENCIES--10.1%
                   FEDERAL HOME LOAN BANK SYSTEM FLOATING RATE NOTE--3.8%1
     9,000,000     5.230%, 4/5/2007 - 3/19/2008                                                                            9,006,436
                   FEDERAL HOME LOAN BANK SYSTEM NOTES--1.5%
     1,500,000     5.500%, 6/21/2007                                                                                       1,501,469
     1,000,000     5.580%, 8/14/2007                                                                                         999,733
     1,000,000     6.500%, 8/15/2007                                                                                       1,009,135
                       TOTAL                                                                                               3,510,337
                   FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTE--1.5%2
     3,847,000     4.925% - 4.990%, 4/17/2007 - 6/29/2007                                                                  3,732,735
                   FEDERAL HOME LOAN MORTGAGE CORP. FLOATING RATE NOTE--1.2%1
     3,000,000     5.245%, 9/17/2007                                                                                       3,002,549
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES--2.1%
     2,040,000     3.750%, 5/17/2007                                                                                       2,022,789
     2,000,000     4.840%, 6/22/2007                                                                                       1,993,776
     1,000,000     5.610%, 9/5/2007                                                                                          999,662
                       TOTAL                                                                                               5,016,227
                       TOTAL GOVERNMENT AGENCIES                                                                          24,268,284
                       (IDENTIFIED COST $24,254,283)
                   MORTGAGE-BACKED SECURITIES--4.4%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.9%
     2,028,007     6.500%, 9/1/2018                                                                                        2,069,201
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION --3.5%
     6,809,990     7.000%, 7/1/2036                                                                                        7,008,172
     1,460,731     7.500%, 1/1/2032 - 8/1/2032                                                                             1,512,427
                       TOTAL                                                                                               8,520,599
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                   10,589,800
                       (IDENTIFIED COST $10,670,959)
                   REPURCHASE AGREEMENTS--37.5%
     5,880,000     Interest in $2,163,000,000 joint repurchase agreement 5.27%, dated 10/31/2006 under which BNP           5,880,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   4/15/2029 for $2,163,316,639 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,206,260,269.
    27,000,000     Interest in $1,500,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which              27,000,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Government Agency securities with various maturities to 11/15/2037 for $1,500,221,667 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,533,565,870.
    27,000,000     Interest in $1,800,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which ING          27,000,000
                   Financial Markets LLC will repurchase U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2056 for $1,800,266,000 on 11/1/2006. The market value of the underlying securities at the end of the period was $1,847,102,714.
     3,000,000   3 Interest in $750,000,000 joint repurchase agreement 5.34%, dated 9/6/2006 under which Morgan            3,000,000
                   Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to
                   7/1/2036 for $770,025,000 on 3/5/2007. The market value of the underlying securities at the end of the period was $771,051,566.
    27,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 10/31/2006 under which              27,000,000
                   Societe Generale, New York will repurchase U.S. Government Agency securities with various maturities to 9/1/2045 for $2,000,295,556 on 11/1/2006. The market value of the underlying securities at the end of the period was $2,053,516,209.
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                              89,880,000
                       TOTAL INVESTMENTS - 99.4%                                                                         238,474,369
                       (IDENTIFIED COST $238,621,350)4
                       OTHER ASSETS AND LIABILITIES - NET - 0.6%                                                           1,528,731
                       TOTAL NET ASSETS - 100%                                                                         $ 240,003,100


1    Represents the current interest rate for the floating security.

2    Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 The cost of investments for federal tax purposes amounts to $238,621,350. The net unrealized depreciation of investments for federal tax purposes was $146,981. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $344,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $491,861.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2006.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit


INVESTMENT VALUATION


Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        DECEMBER 15, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        DECEMBER 15, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        DECEMBER 15, 2006